Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

8. Related Party Transactions

Amounts Due to Affiliates, net

As of June 30, 2012, the Company’s current Due to affiliates was primarily comprised of construction payables of approximately $3.4 million, construction retention of approximately $0.6 million and other net amounts due to affiliates totaling $35.3 million (including corporate allocations discussed below). The long-term Due to affiliates is management fees of $134.7 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Company’s credit facilities and the first mortgage notes indentures).

As of December 31, 2011, the Company’s current Due to affiliates was primarily comprised of construction payables of approximately $8.4 million, construction retention of approximately $1.7 million and other net amounts due to affiliates totaling $31 million (including corporate allocations discussed below). The long-term Due to affiliates is management fees of $124 million.

The Company periodically settles amounts due to affiliates with cash receipts and payments, except for the management fee, which is payable upon meeting certain leverage ratios specified in the documents governing the first mortgage notes and the credit facilities.

Corporate Allocations

The accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss include allocations from Wynn Resorts for legal, accounting, human resources, information services, real estate, and other corporate support services. The corporate support service allocations have been determined on a basis that Wynn Resorts and the Company consider to be reasonable estimates of the utilization of service provided or the benefit received by the Company. Wynn Resorts maintains corporate offices at Wynn Las Vegas without charge from the Company. The Company settles these corporate allocation charges with Wynn Resorts on a periodic basis as discussed in “Amounts Due to Affiliates, net” above. For the three months ended June 30, 2012 and 2011, $7.1 million and $8 million, respectively, were charged to the Company for such corporate allocations. For the six months ended June 30, 2012 and 2011, $13.8 million and $14.4 million, respectively, were charged to the Company for such corporate allocations.

Due to Officers

The Company periodically provides services to Stephen A. Wynn, Chairman of the Board, Chief Executive Officer and one of the principal stockholders of Wynn Resorts (“Mr. Wynn”), and certain other executive officers and directors of Wynn Resorts, including household services, construction work and other personal services. The cost of these services is transferred to Wynn Resorts on a periodic basis. Mr. Wynn and these other officers and directors have amounts on deposit with Wynn Resorts to prepay any such items, which are replenished on an ongoing basis as needed.

Villa Suite Lease

On March 18, 2010, Mr. Wynn and Wynn Las Vegas entered into an Amended and Restated Agreement of Lease (the “SW Lease”) for a villa suite to serve as Mr. Wynn’s personal residence. The SW Lease amends and restates a prior lease. The SW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the SW Lease commenced as of March 1, 2010 and runs concurrent with Mr. Wynn’s employment agreement with the Company; provided that either party may terminate on 90 days notice. Pursuant to the SW Lease, the rental value of the villa suite is treated as imputed income to Mr. Wynn, and is equal to the fair market value of the accommodations provided. Effective March 1, 2010, and for the first two years of the term of the SW Lease, the rental value was $503,831 per year. Effective March 1, 2012, the rental value is $440,000 per year based on the current fair market value as established by the Audit Committee of the Company with the assistance of an independent third-party appraisal. The rental value for the villa suite will be re-determined every two years during the term of the lease by the Audit Committee, with the assistance of an independent third-party appraisal. Certain services for, and maintenance of, the villa suite, as well as minimal warehouse space are included in the rental.

The “Wynn” Surname Rights Agreement

On August 6, 2004, Holdings entered into agreements with Mr. Wynn that confirm and clarify Holding’s rights to use the “Wynn” name and Mr. Wynn’s persona in connection with casino resorts. Under the parties’ Surname Rights Agreement, Mr. Wynn granted Holdings an exclusive, fully paid-up, perpetual, worldwide license to use, and to own and register trademarks and service marks incorporating the “Wynn” name for casino resorts and related businesses, together with the right to sublicense the name and marks to its affiliates. Under the parties’ Rights of Publicity License, Mr. Wynn granted Holdings the exclusive, royalty-free, worldwide right to use his full name, persona and related rights of publicity for casino resorts and related businesses, together with the ability to sublicense the persona and publicity rights to its affiliates, until October 24, 2017. Holdings has sub-licensed rights to the “Wynn” name, persona and marks to the Company.

9. Related Party Transactions, net

Amounts Due to Affiliates, net

As of December 31, 2011, the Company’s current Due to Affiliates, net was comprised of construction payables of $8.4 million, construction retention of $1.7 million and other net amounts due to affiliates totaling $31 million (including corporate allocations discussed below). The long-term Due to Affiliates is management fees of $124 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Credit Facilities and the First Mortgage Notes indentures).

As of December 31, 2010, the Company’s current Due to Affiliates, net was comprised of construction payables of $10.3 million, construction retention of $3.3 million and other net amounts due to affiliates totaling $14.7 million (including corporate allocations discussed below). The long-term Due to Affiliates is management fees of $101.8 million (equal to 1.5% of net revenues and payable upon meeting certain leverage ratios as specified in the documents governing the Credit Facilities and the First Mortgage Notes indentures).

The Company periodically settles amounts Due to Affiliates with cash receipts and payments, except for the management fee, which is payable upon meeting certain leverage ratios specified in the documents governing the Credit Facilities and the First Mortgage Notes indenture.

Corporate Allocations

The accompanying Consolidated Statements of Operations include allocations from Wynn Resorts for legal, accounting, human resource, information services, real estate, and other corporate support services. The corporate support service allocations have been determined on a basis that Wynn Resorts and the Company consider to be reasonable estimates of the utilization of service provided or the benefit received by the Company. Wynn Resorts maintains corporate offices at Wynn Las Vegas without charge from the Company. Through September 30, 2008, the Company settled these corporate allocation charges with Wynn Resorts on a periodic basis as discussed in “Amounts Due to Affiliates, net” above. Beginning with the fourth quarter of 2008 and ending with the third quarter of 2009, the Company was unable to and did not intend to settle this corporate allocation and accordingly, such allocations were recorded as a contribution to equity from Wynn Resorts. During the years ended December 31, 2011, 2010 and 2009, $28.6 million, $25.9 million, and $25 million, respectively, was charged to the Company for such corporate allocations.

Amounts due to Officers, net

The Company periodically provides services to Stephen A. Wynn, Chairman of the Board, Chief Executive Officer and one of the principal stockholders of Wynn Resorts (“Mr. Wynn”), and certain other executive officers and directors of Wynn Resorts. These services include household services, construction work and other personal services. The cost of these services is transferred to Wynn Resorts, Limited on a periodic basis. Mr. Wynn and these other officers and directors have amounts on deposit with Wynn Resorts to prepay any such items, which are replenished on an ongoing basis as needed.

Villa Suite Lease

On March 17, 2010, Elaine P. Wynn, a director of Wynn Resorts, and Wynn Las Vegas entered into an Agreement of Lease (the “EW Lease”) for the lease of a villa suite as Elaine P. Wynn’s personal residence. The EW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the lease commenced as of March 1, 2010 and terminated December 31, 2010. The lease was on a month-to-month basis. Pursuant to the terms of the EW Lease, Elaine P. Wynn paid annual rent equal to $350,000 which amount was determined by the Audit Committee with the assistance of a third-party appraisal. Certain services for, and maintenance of, the villa suite were included in the rental. The lease was extended on a month-to-month basis after December 31, 2010 until terminated effective March 31, 2011.

On March 18, 2010, Mr. Wynn and Wynn Las Vegas entered into an Amended and Restated Agreement of Lease (the “SW Lease”) for a villa suite to serve as Mr. Wynn’s personal residence. The SW Lease amends and restates a prior lease. The SW Lease was approved by the Audit Committee of the Board of Directors of the Company. The term of the SW Lease commenced as of March 1, 2010 and runs concurrent with Mr. Wynn’s employment agreement with the Company; provided that either party may terminate on 90 days notice. Pursuant to the SW Lease, the rental value of the villa suite will be treated as imputed income to Mr. Wynn, and will be equal to the fair market value of the accommodations provided. Effective March 1, 2010, and for the first two years of the term of the SW Lease, the rental value will be $503,831 per year. Effective March 1, 2012, the rental value will be $440,000 per year based on the current fair market value as established by the Audit Committee of the Company with the assistance of an independent third-party appraisal. The rental value for the villa suite will be re-determined every two years during the term of the lease by the Audit Committee, with the assistance of an independent third-party appraisal. Certain services for, and maintenance of, the villa suite are included in the rental.

The “Wynn” Surname Rights Agreement

On August 6, 2004, Holdings entered into agreements with Mr. Wynn that confirm and clarify Holding’s rights to use the “Wynn” name and Mr. Wynn’s persona in connection with casino resorts. Under the parties’ Surname Rights Agreement, Mr. Wynn granted Holdings an exclusive, fully paid-up, perpetual, worldwide license to use, and to own and register trademarks and service marks incorporating the “Wynn” name for casino resorts and related businesses, together with the right to sublicense the name and marks to its affiliates. Under the parties’ Rights of Publicity License, Mr. Wynn granted Holdings the exclusive, royalty-free, worldwide right to use his full name, persona and related rights of publicity for casino resorts and related businesses, together with the ability to sublicense the persona and publicity rights to its affiliates, until October 24, 2017. Holdings has sub-licensed rights to the “Wynn” name, persona and marks to the Company.